PAYMENTS MADE UNDER PROTEST (Tables)	12 Months Ended
Jun. 30, 2026
Payments Made Under Protest [Abstract]
Summary of payments made under protest

Amounts in R million	Note	2026	2025

Balance at the beginning of the year		56.7	45.6
Payments made under protest		2.7	6.6
Discount on initial payment made under protest and change in estimate	7	(37.8)	(3.3)
Unwinding	6	9.4	7.8

Balance at the end of the year		31.0	56.7